Offerings - Offering: 1	Mar. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, to be issued under the Registrant's 2016 Omnibus Incentive Plan
Amount Registered | shares	3,200,000
Proposed Maximum Offering Price per Unit	5.0325
Maximum Aggregate Offering Price	$ 16,104,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,223.97
Offering Note	1a. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers such indeterminate number of additional shares of the Registrant’s common stock (“Common Stock”) as is necessary to eliminate any dilutive effect of any future stock split, stock dividend or similar transaction.

1b. Proposed Maximum Offering Price Per Unit is estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act and based on the average of the high and low prices for the Registrant’s Common Stock on May 11, 2026, as reported on The Nasdaq Capital Market.

1c. Represents 3,200,000 additional shares of Common Stock reserved for future issuance under the Registrant’s 2016 Omnibus Incentive Plan, as amended by the Second Amendment effective December 9, 2025.